RELATED PARTY TRANSACTIONS (Schedule of Revenues and Purchases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Advertising revenues	$ 681	$ 1,852	$ 206
BEMC [Member]
Related Party Transaction [Line Items]
Advertising revenues	681	1,852	179
Zhangshangtong [Member]
Related Party Transaction [Line Items]
Advertising revenues			$ 27